Corporate information	12 Months Ended
Jun. 30, 2024
Corporate information
Corporate information

1.    Corporate information

MYT Netherlands Parent B.V. (the “Company”, together with its subsidiaries, “Mytheresa Group”) is a private company with limited liability, incorporated by MYT Holding LLC under the laws of the Netherlands on May 31, 2019. The statutory seat of the Company is in Amsterdam, the Netherlands. The registered office address of the Company is at Einsteinring 9, 85609 Aschheim, Germany. The Company is registered at the trade register of the German Chamber of Commerce under number 261084.

As of June 30, 2024, 77.9% of the shares of the Company were held by MYT Holding LLC, USA.

The Company is an operating holding company. Through its subsidiary Mytheresa Group GmbH (“MGG”), Mytheresa Group operates a digital platform for the global luxury fashion consumer, in addition to its flagship retail store and men’s location in Munich. Mytheresa Group started as one of the first multi-brand luxury boutiques in Germany and launched its online business in 2006. Mytheresa Group provides customers with a highly curated selection of products, access to exclusive capsule collections, in-house produced content, and a personalized, memorable shopping experience.

Except where the context otherwise requires or where otherwise indicated, references to the MYT Netherlands Parent B.V. or the Company includes the predecessor Mariposa I. S.à.r.l. (“Mariposa I”).

The consolidated financial statements of Mytheresa Group were authorized for issue by the Management and Supervisory Board on September 12, 2024.